Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation
18.	Share-Based Compensation

On November 27, 2018, the Board of Directors of the Company approved the 2018 Share Plan (the “Plan”) for the purpose of providing incentives and rewards to employees and executives. According to the Plan, 48,676,179 ordinary shares have been reserved to be issued to any qualified employees, directors and officers. In October 2019, the Company adopted the 2019 Share Incentive Plan, or the 2019 Plan, effective on December 27, 2019, for the same purpose. Under 2018 Share Plan, the Company is authorized to grant shares, options and restricted share units. The maximum aggregate number of shares which may be issued under the 2018 Share Plan is 48,676,179. Under the 2019 Plan, the maximum aggregate number of shares was initially 10,353,810, subject to automatic annual increase.

Upon the approval of the Plan on November 27, 2018, the Company granted 41,108,821 options to employees at a pre-determined exercise price and reached mutual understanding of the terms and conditions. In 2020, the Company granted 2,300,000 options with the same terms and conditions. The options granted have expiration periods ranging from 7 to 10 years from the grant date and are subject to immediate vesting upon the grant date or under a graded vesting schedule over 1 to 4 years. Vested shares can be exercised by the employee at any time.

A summary of the employee equity award activity under the 2018 Plan is stated below:

-
				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant- date	contractual	intrinsic
	options	exercise price	fair value	term	value
		US$	US$	Years	US$
Outstanding, December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Granted	2,300,000	0.61	0.90	3.4	1,010
Exercised	(6,898,287)	0.06	0.91	3.48	4,866,860
Forfeited	(3,126,054)	0.80	0.65	8.0	126
Outstanding, December 31, 2020	31,787,714	0.45	0.95	5.2	12,475
Vested and expected to vest at December 31, 2020	31,787,714	0.45	0.95	5.2	12,475
Exercisable at December 31, 2020	25,674,873	0.36	0.77	4.6	12,233

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2020, the Company had options outstanding to purchase an aggregate of 31,787,714 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB 81,399 (US$12,475).

Total intrinsic value of options exercised for the years ended December 31, 2019 and 2020 was nil and US$0.06, respectively. The total fair value of options vested during the years ended December 31, 2019 and 2020 was RMB207,524 and RMB156,450 (US$23,977), respectively.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party valuation firm. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The estimated fair value of the ordinary shares at the grant date, was determined with the assistance from an independent third-party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of the share options granted to employees are as follows:

		2018		2019
Risk-free interest rate		2.93%~3.06%		1.95%~1.96%
Expected volatility		55.46%~58.33%		56.21%~56.25%
Suboptimal early exercise multiple		2.2 and 2.8		2.8
Expected post-vesting forfeiture rate		4.9%		5.0%
Fair value per ordinary share	US$	0.97	US$	1.83

The aggregate fair value of the outstanding options at the grant date was determined to be RMB156,450 (US$23,977) and such amount is recognized as compensation expense using the accelerated method for all share options granted.

As of December 31, 2020, there was RMB28,899 (US$4,429) of unrecognized share-based compensation cost, related to unvested options which is expected to be recognized over a weighted-average period of 0.51 years. Total unrecognized compensation cost may be adjusted for future changes when actual forfeitures incurred.

The Company recognized share-based compensation expense for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Sales and marketing expenses	7,942	6,860	14,856	2,277
General and administrative expenses	109,956	28,773	120,699	18,498
Research and development expenses	6,124	3,359	4,246	651
Total	124,022	38,992	139,801	21,426